36. RELATED PARTIES´ TRANSACTIONS (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Salaverri, Dellatorre, Burgio & Wetzler
Disclosure of transactions between related parties [line items]
Fees for services	$ (16)	$ (23)	$ (1)
Total related parties
Disclosure of transactions between related parties [line items]
Fees for services	$ (16)	$ (23)	$ (1)